Fair Value (Details 8) (Period end, Level 3, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Purchased MSRs backed by distressed mortgage loans | Fair value
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Carrying value	$ 10,978	$ 12,370
Unpaid principal balance of underlying loans	1,155,301	1,271,478	1,486,836
Effect on value of 5% adverse change	(277)	(302)	(375)
Effect on value of 10% adverse change	(542)	(590)	(733)
Effect on value of 20% adverse change	(1,037)	(1,130)	(1,400)
Average life (in years)	4 years 10 months 24 days	5 years	4 years 10 months 24 days
Effect on value of 5% adverse change	(254)	(273)	(244)
Effect on value of 10% adverse change	(500)	(529)	(469)
Effect on value of 20% adverse change	(977)	(1,040)	(927)
Effect on value of 5% adverse change	(267)	(290)	(132)
Effect on value of 10% adverse change	(535)	(580)	(264)
Effect on value of 20% adverse change	(1,070)	(1,159)	(527)
Purchased MSRs backed by distressed mortgage loans | Fair value | Minimum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Discount rate (as a percent)	15.30%	15.30%	19.00%
Prepayment speed (as a percent)	11.00%	10.70%	10.20%
Per-loan cost of servicing	279	270	136
Purchased MSRs backed by distressed mortgage loans | Fair value | Maximum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Discount rate (as a percent)	15.30%	15.30%	19.00%
Prepayment speed (as a percent)	11.00%	10.70%	10.20%
Per-loan cost of servicing	279	270	136
Purchased MSRs backed by distressed mortgage loans | Fair value | Weighted average
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Weighted-average note rate (as a percent)	5.96%	6.01%
Weighted-average servicing fee rate (in basis points)	0.50%	0.50%
Discount rate (as a percent)	15.30%	15.30%	19.00%
Prepayment speed (as a percent)	11.00%	10.70%	10.20%
Per-loan cost of servicing	279	270	136
All other MSRs | Fair value
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Carrying value	12,092	7,428
Unpaid principal balance of underlying loans	1,327,754	1,166,765	1,528,613
Effect on value of 5% adverse change	(218)	(113)	(168)
Effect on value of 10% adverse change	(429)	(222)	(332)
Effect on value of 20% adverse change	(830)	(430)	(643)
Effect on value of 5% adverse change	(292)	(238)	(307)
Effect on value of 10% adverse change	(572)	(462)	(598)
Effect on value of 20% adverse change	(1,100)	(877)	(1,137)
Effect on value of 5% adverse change	(111)	(77)	(100)
Effect on value of 10% adverse change	(221)	(153)	(200)
Effect on value of 20% adverse change	(443)	(307)	(323)
All other MSRs | Fair value | Minimum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	6.40%	7.50%	7.50%
Average life (in years)	2 months 12 days	2 months 12 days	1 month 6 days
Prepayment speed (as a percent)	8.70%	9.00%	8.10%
Per-loan cost of servicing	68	68	68
All other MSRs | Fair value | Maximum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	17.50%	19.50%	19.50%
Average life (in years)	14 years 4 months 24 days	14 years 4 months 24 days	11 years 7 months 6 days
Prepayment speed (as a percent)	76.20%	84.20%	75.70%
Per-loan cost of servicing	115	140	140
All other MSRs | Fair value | Weighted average
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Weighted-average note rate (as a percent)	4.71%	5.22%
Weighted-average servicing fee rate (in basis points)	0.25%	0.26%
Pricing spread (as a percent)	8.70%	10.60%	10.40%
Average life (in years)	6 years 6 months	5 years	4 years 8 months 12 days
Prepayment speed (as a percent)	11.30%	19.20%	17.70%
Per-loan cost of servicing	72	76	76
All other MSRs | Amortized cost
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Carrying value	176,668	89,177
Unpaid principal balance of underlying loans	16,294,547	8,730,686	617,402
Effect on value of 5% adverse change	(3,923)	(1,814)	(146)
Effect on value of 10% adverse change	(7,703)	(3,562)	(287)
Effect on value of 20% adverse change	(14,859)	(6,870)	(553)
Effect on value of 5% adverse change	(3,823)	(1,751)	(116)
Effect on value of 10% adverse change	(7,520)	(3,446)	(228)
Effect on value of 20% adverse change	(14,562)	(6,674)	(442)
Effect on value of 5% adverse change	(1,944)	(963)	(70)
Effect on value of 10% adverse change	(3,888)	(1,926)	(139)
Effect on value of 20% adverse change	(7,776)	(3,852)	(266)
All other MSRs | Amortized cost | Minimum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	5.40%	7.50%	7.50%
Average life (in years)	2 years 8 months 12 days	2 years 6 months	1 year
Prepayment speed (as a percent)	8.60%	8.70%	6.70%
Per-loan cost of servicing	68	68	68
All other MSRs | Amortized cost | Maximum
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Pricing spread (as a percent)	14.10%	16.50%	17.00%
Average life (in years)	6 years 10 months 24 days	6 years 10 months 24 days	12 years 8 months 12 days
Prepayment speed (as a percent)	17.20%	28.30%	21.20%
Per-loan cost of servicing	120	140	140
All other MSRs | Amortized cost | Weighted average
Quantitative summary of key inputs used in the valuation and the effect on estimated fair value from adverse changes in those assumptions
Weighted-average note rate (as a percent)	3.52%	3.65%
Weighted-average servicing fee rate (in basis points)	0.28%	0.28%
Pricing spread (as a percent)	7.50%	9.80%	9.80%
Average life (in years)	6 years 8 months 12 days	6 years 7 months 6 days	6 years 2 months 12 days
Prepayment speed (as a percent)	9.00%	9.20%	9.10%
Per-loan cost of servicing	$ 101	$ 99	$ 94